UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Harbert Management Corporation*

Address:    2100 Third Avenue North, Suite 600
            Birmingham, Alabama 35203

13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

* NOTE: THE VALUES REPORTED HEREIN REFLECT THE DECEMBER 31, 2011 MARKET VALUES OF CERTAIN SECURITIES ONCE HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE"). LBIE'S ADMINISTRATORS HAVE INDICATED THAT SOME OF THESE SECURITIES HAVE BEEN REHYPOTHECATED, AND TO THE EXTENT SECURITIES WERE IN FACT REHYPOTHECATED, THEY WILL NOT BE RETURNED TO THE REPORTING PERSON. AS OF DECEMBER 31, 2011 THE REPORTING PERSON IS UNABLE TO ASCERTAIN PRECISELY WHICH SECURITIES ONCE HELD AT LBIE WILL BE RETURNED AND WHICH WILL NOT, AND IS REPORTING ALL SECURITIES ONCE HELD AT LBIE, VALUED AT DECEMBER 31, 2011 MARKET VALUES, IN THIS REPORT. THIS REPORT ALSO OMITS CERTAIN SECURITIES DERIVED FROM SECURITIES HELD AT LBIE ON SEPTEMBER 12, 2008 THAT SUBSEQUENTLY EXPERIENCED CORPORATE ACTIONS ("DERIVED ASSETS") TO WHICH THE REPORTING PERSON BELIEVES IT HAS RIGHTS, BUT WHICH HAVE NOT BEEN VERIFIED BY LBIE'S ADMINISTRATOR. WHEN FURTHER INFORMATION BECOMES AVAILABLE FROM LBIE'S ADMINISTRATORS CONFIRMING WHICH SECURITIES WERE REHYPOTHECATED AND WHICH WERE NOT, THE REPORTING PERSON EXPECTS TO ADJUST THE SECURITIES REPORTED IN ITS SCHEDULE 13F ACCORDINGLY.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John W. McCullough
Title:      Senior Vice President and General Counsel
Phone:      205-987-5576

Signature, Place, and Date of Signing


/s/ John W. McCullough           Birmingham, Alabama       February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

--------

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total:  $281,835
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.    028-14263               Harbert Event Opportunities GP, LLC

2.    028-14264               Harbert Event Opportunities Master Fund, Ltd.

3.    028-14261               Harbert Value Fund GP, LLC

4.    028-14262               Harbert Value Master Fund, Ltd.

                                                             FORM 13F INFORMATION TABLE
                                                           Harbert Management Corporation
                                                                 December 31, 2011
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7    COLUMN 8

                                                          VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS  SOLE      SHARED NONE
--------------                --------------   -----      -------   -------   --- ----   ----------  -----  ----      ------ ----
AMERICAN EAGLE OUTFITTERS NE        COM       02553E106   1,223        80,000 SH         DEFINED     3, 4      80,000
ANADARKO PETE CORP                  COM       032511107   3,702        48,500     CALL   DEFINED     1, 2
ASPEN INSURANCE HOLDINGS LTD        SHS       G05384105     893        33,716 SH         SOLE        NONE      33,716
ASPEN INSURANCE HOLDINGS LTD        SHS       G05384105   8,613       325,000 SH         DEFINED     3, 4     325,000
BANK OF AMERICA CORPORATION         COM       060505104  11,242     2,022,000 SH         DEFINED     1, 2   2,022,000
BANK OF AMERICA CORPORATION         COM       060505104  11,242     2,022,000     PUT    DEFINED     1, 2   2,022,000
BRINKS CO                           COM       109696104     134         5,000 SH         DEFINED     3, 4       5,000
BROADRIDGE FINL SOLUTIONS IN        COM       11133T103   1,804        80,000 SH         DEFINED     3, 4      80,000
CBS CORP NEW                       CL B       124857202     950        35,000 SH         DEFINED     3, 4                     35,000
CISCO SYS INC                       COM       17275R102     750        41,497 SH         SOLE        NONE      41,497
CISCO SYS INC                       COM       17275R102   7,232       400,000 SH         DEFINED     3, 4     400,000
CIT GROUP INC                     COM NEW     125581801   1,266        36,309 SH         SOLE        NONE      36,309
CIT GROUP INC                     COM NEW     125581801  12,205       350,000 SH         DEFINED     3, 4     350,000
CLEARWATER PAPER CORP               COM       18538R103     438        12,286 SH         DEFINED     3, 4      12,286
COTT CORP QUE                       COM       22163N106     413        65,937 SH         SOLE        NONE      65,937
COTT CORP QUE                       COM       22163N106   4,226       675,000 SH         DEFINED     3, 4     675,000
DOLLAR THRIFTY AUTOMOTIVE GP        COM       256743105   5,180        73,720 SH         DEFINED     1, 2      73,720
DONNELLEY R R & SONS CO             COM       257867101     289        20,000 SH         DEFINED     3, 4      20,000
DR PEPPER SNAPPLE GROUP INC         COM       26138E109   2,369        60,000 SH         DEFINED     3, 4      60,000
EARTHLINK INC                       COM       270321102     805       125,000 SH         DEFINED     3, 4     125,000
ECHOSTAR CORP                      CL A       278768106     796        38,000 SH         DEFINED     3, 4      38,000
ENDO PHARMACEUTICALS HLDGS I        COM       29264F205     806        23,343 SH         SOLE        NONE      23,343
ENDO PHARMACEUTICALS HLDGS I        COM       29264F205   7,769       225,000 SH         DEFINED     3, 4     225,000
ENZON PHARMACEUTICALS INC           COM       293904108     167        24,898 SH         SOLE        NONE      24,898
ENZON PHARMACEUTICALS INC           COM       293904108   1,608       240,000 SH         DEFINED     3, 4     240,000
EXELIS INC                          COM       30162A108   1,188       131,246 SH         SOLE        NONE     131,246
EXELIS INC                          COM       30162A108  11,449     1,265,065 SH         DEFINED     3, 4   1,265,065
EXELON CORP                         COM       30161N101     900        20,749 SH         SOLE        NONE      20,749
EXELON CORP                         COM       30161N101   8,674       200,000 SH         DEFINED     3, 4     200,000
GENERAL MTRS CO                     COM       37045V100     210        10,374 SH         SOLE        NONE      10,374
GENERAL MTRS CO               JR PFD CNV SRB  37045V209     107         3,112 SH         SOLE        NONE                      3,112
GENERAL MTRS CO                     COM       37045V100   2,027       100,000 SH         DEFINED     3, 4     100,000
GENERAL MTRS CO               JR PFD CNV SRB  37045V209   1,028        30,000 SH         DEFINED     3, 4                     30,000
GOODRICH CORP                       COM       382388106   5,999        48,500 SH         DEFINED     1, 2      48,500
HEALTHSPRING INC                    COM       42224N101   3,968        72,750 SH         DEFINED     1, 2      72,750
HERTZ GLOBAL HOLDINGS INC           COM       42805T105   3,621       308,928 SH         DEFINED     1, 2     308,928
HERTZ GLOBAL HOLDINGS INC           COM       42805T105   3,469       296,000     CALL   DEFINED     1, 2
HILLTOP HOLDINGS INC                COM       432748101     592        70,027 SH         SOLE        NONE      70,027
HILLTOP HOLDINGS INC                COM       432748101   5,704       675,000 SH         DEFINED     3, 4     675,000
HUBBELL INC                        CL B       443510201     956        14,300 SH         DEFINED     3, 4      14,300
ITT CORP NEW                      COM NEW     450911201     802        41,497 SH         SOLE        NONE      41,497
ITT CORP NEW                      COM NEW     450911201   7,732       400,000 SH         DEFINED     3, 4     400,000
JOHN BEAN TECHNOLOGIES CORP         COM       477839104     358        23,300 SH         DEFINED     3, 4      23,300
LIBERTY INTERACTIVE CORPORAT   INT COM SER A  53071M104   1,946       120,000 SH         DEFINED     3, 4     120,000
LIBERTY MEDIA CORPORATION      LIB CAP COM B  530322205     546         7,000 SH         DEFINED     3, 4       7,000
LOEWS CORP                          COM       540424108     781        20,749 SH         SOLE        NONE      20,749
LOEWS CORP                          COM       540424108   7,530       200,000 SH         DEFINED     3, 4     200,000
LOUISIANA PAC CORP                  COM       546347105   1,061       131,500 SH         DEFINED     3, 4     131,500
LYONDELLBASELL INDUSTRIES N      SHS - A -    N53745100     506        15,561 SH         SOLE        NONE      15,561
LYONDELLBASELL INDUSTRIES N      SHS - A -    N53745100   4,874       150,000 SH         DEFINED     3, 4     150,000
MARATHON OIL CORP                   COM       565849106     972        33,198 SH         SOLE        NONE      33,198
MARATHON OIL CORP                   COM       565849106   9,366       320,000 SH         DEFINED     3, 4     320,000
MARATHON PETE CORP                  COM       56585A102     439        13,200     CALL   DEFINED     1, 2
MEDCO HEALTH SOLUTIONS INC          COM       58405U102   3,259        58,300 SH         DEFINED     1, 2      58,300
MERCURY COMPUTER SYS                COM       589378108   1,675       126,000 SH         DEFINED     3, 4     126,000
MOTOROLA MOBILITY HLDGS INC         COM       620097105   3,764        97,000 SH         DEFINED     1, 2      97,000
MUELLER WTR PRODS INC            COM SER A    624758108     120        49,000 SH         DEFINED     3, 4      49,000
NABORS INDUSTRIES LTD               SHS       G6359F103     347        20,000 SH         DEFINED     3, 4      20,000
PICO HLDGS INC                    COM NEW     693366205     926        45,000 SH         DEFINED     3, 4      45,000
PLATINUM UNDERWRITER HLDGS L        COM       G7127P100     885        25,936 SH         SOLE        NONE      25,936
PLATINUM UNDERWRITER HLDGS L        COM       G7127P100   8,528       250,000 SH         DEFINED     3, 4     250,000
POTLATCH CORP NEW                   COM       737630103   1,338        43,000 SH         DEFINED     3, 4      43,000
RADIOSHACK CORP                     COM       750438103     277        28,529 SH         SOLE        NONE      28,529
RADIOSHACK CORP                     COM       750438103   3,544       365,000 SH         DEFINED     3, 4     365,000
RSC HOLDINGS INC                    COM       74972L102   3,589       194,000 SH         DEFINED     1, 2     194,000
SAFETY INS GROUP INC                COM       78648T100     840        20,749 SH         SOLE        NONE      20,749
SAFETY INS GROUP INC                COM       78648T100   9,715       240,000 SH         DEFINED     3, 4     240,000
SANOFI                         SPONSORED ADR  80105N105   1,137        31,123 SH         SOLE        NONE                     31,123
SANOFI                         SPONSORED ADR  80105N105  10,962       300,000 SH         DEFINED     3, 4                    300,000
SUNOCO INC                          COM       86764P109     851        20,749 SH         SOLE        NONE      20,749
SUNOCO INC                          COM       86764P109   8,204       200,000 SH         DEFINED     3, 4     200,000
SUPERIOR ENERGY SVCS INC            COM       868157108     690        24,250 SH         DEFINED     1, 2      24,250
SUPERIOR ENERGY SVCS INC            COM       868157108   2,562        90,100     CALL   DEFINED     1, 2
TEKELEC                             COM       879101103     586        53,600     CALL   DEFINED     1, 2
TELEPHONE & DATA SYS INC            COM       879433100   1,551        59,900     CALL   DEFINED     1, 2
TELEPHONE & DATA SYS INC          SPL COM     879433860   2,310        97,000 SH         DEFINED     1, 2      97,000
U S AIRWAYS GROUP INC               COM       90341W108   1,967       388,000     CALL   DEFINED     1, 2
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209     436        15,561 SH         SOLE        NONE                     15,561
VODAFONE GROUP PLC NEW         SPONS ADR NEW  92857W209   4,205       150,000 SH         DEFINED     3, 4                    150,000
WALTER ENERGY INC                   COM       93317Q105     606        10,000 SH         DEFINED     3, 4      10,000
WESTERN DIGITAL CORP                COM       958102105     883        28,528 SH         SOLE        NONE      28,528
WESTERN DIGITAL CORP                COM       958102105   8,511       275,000 SH         DEFINED     3, 4     275,000
YAHOO INC                           COM       984332106     837        51,872 SH         SOLE        NONE      51,872
YAHOO INC                           COM       984332106   7,872       488,050 SH         DEFINED     1, 2     488,050
YAHOO INC                           COM       984332106   7,871       488,000     PUT    DEFINED     1, 2     488,000
YAHOO INC                           COM       984332106   8,065       500,000 SH         DEFINED     3, 4     500,000

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